CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 28,397,000	$ 48,144,000
Prepaid expenses		1,024,000
Total current assets	66,006,000	92,875,000
Total assets	146,301,000	163,843,000
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities - Accounts payable and accrued expenses	13,660,000
Total liabilities	152,688,000	84,827,000
Commitments (Note 6)
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020		213,525,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock	1,000	1,000
Additional paid-in capital	(64,549,000)	23,907,000
Accumulated deficit	(265,507,000)	(171,784,000)
Total stockholders' equity (deficit)	(329,836,000)	(146,938,000)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' equity (deficit)	146,301,000	163,843,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Current assets
Cash	28,397,000	491,827
Prepaid expenses	982,000	65,973
Total current assets	66,006,000	557,800
Marketable securities held in Trust Account	276,207,207	276,209,453
Total assets	146,301,000	276,767,253
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities - Accounts payable and accrued expenses	13,660,000	1,630,832
Warrant liabilities	22,499,441	30,101,808
Deferred underwriting fee payable	9,660,000	9,660,000
Total liabilities	152,688,000	41,392,640
Commitments (Note 6)
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020		276,033,447
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(265,507,000)	(40,659,524)
Total stockholders' equity (deficit)	(329,836,000)	(40,658,834)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' equity (deficit)	146,301,000	276,767,253
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Common Class A [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020	276,000,000	276,033,447
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Class B common stock
Stockholders' Deficit
Common stock	$ 690	$ 690